As filed with the Securities and Exchange Commission on December 5, 2005

Registration Nos. 333-115515; 811-7935

_______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post Effective Amendment No. 6	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B

(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY

OF NEW YORK

(Name of Depositor)

1000 Woodbury Road, Suite 208

Woodbury, NY 11797

(800) 963-9539

(Address and Telephone Number of Depositor's Principal Offices)

James A. Shuchart, Esq.

ReliaStar Life Insurance Company of New York

1475 Dunwoody Drive

West Chester, PA 19380

(610) 425-3563

(Name and Address of Agent for Service of Process)

_______________________________________________________________________________________

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on December 5, 2005 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Deferred Combination Variable and Fixed Annuity Contracts

PART A

The Prospectus, dated April 29, 2005, is incorporated into Part A of this Post-Effective Amendment No. 6 by reference to Post-Effective Amendment No. 5, to Registration Statement on Form N-4 (File No. 333-115515), as filed on April 20, 2005 and declared effective on April 29, 2005.

ING USA Annuity and Life Insurance Company

Separate Account B of ING USA Annuity and Life Insurance Company

ReliaStar Life Insurance Company of New York

Separate Account NY-B of ReliaStar Life Insurance Company of New York

PROSPECTUS SUPPLEMENT

Dated December 5, 2005

to the Prospectuses

Dated April 29, 2005,

as Previously Supplemented

for

Deferred Combination Variable and Fixed Annuity Contracts

issued by

ING USA Annuity and Life Insurance Company

and

ReliaStar Life Insurance Company of New York

(“SmartDesign Advantage” “SmartDesign Signature”

“Smart Design Variable Annuity”

“SmartDesign Variable Annuity - NY” and

“ING Empire Innovations”)

The information in this supplement updates and amends certain information concerning investment options contained in the above referenced prospectuses, each dated April 29, 2005, as previously supplemented. Please read this supplement carefully and keep it with your prospectus for future reference.

ING Alliance Mid Cap Growth Portfolio

Effective December 5, 2005, the name of the “ING Alliance Mid Cap Growth Portfolio” is changed to “ING AllianceBernstein Mid Cap Growth Portfolio” wherever it appears in the prospectus to reflect a change in the portfolio name.

ING Capital Guardian Managed Global Portfolio

Effective December 5, 2005, the following changes are made to the disclosure concerning the ING Capital Guardian Managed Global Portfolio:

1.	The name of the “ING Capital Guardian Managed Global Portfolio” is changed to “ING Templeton Global Growth Portfolio” wherever it appears in the prospectus to reflect a change in the portfolio name;

2.	The investment subadviser of this portfolio, Capital Guardian Trust Company, is changed to Templeton Global Advisors Limited in Appendix B, “The Investment Portfolios” and
3.	The description under the “Investment Objective” column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

Investment Objective

Seeks capital appreciation. Current income is only an incidental consideration. Invests primarily in common stocks traded in securities markets throughout the world. May invest up to 100% of its total assets in securities traded in securities markets outside the United States. Generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

ING Salomon Brothers Investors Portfolio

Effective December 1, 2005, the following changes are made to the disclosure concerning the ING Salomon Brothers Investors Portfolio:

1.	The name of the “ING Salomon Brothers Investors Portfolio” is changed to “ING Lord Abbett Affiliated Portfolio” wherever it appears in the prospectus to reflect a change in the portfolio name;
2.	The investment subadviser of this portfolio, Salomon Brothers Asset Management, Inc, is changed to Lord Abbett & Co., LLC in Appendix B, “The Investment Portfolios” and
3.	The description under the “Investment Objective” column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

Investment Objective

Seeks long-term growth of capital. Secondarily seeks current income. Invests primarily in equity securities of U.S. companies. May also invest in other securities. To a lesser degree, invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

ING AIM Mid Cap Growth Portfolio

Effective December 5, 2005, the ING AIM Mid Cap Growth Portfolio (Class S) will merge with and into the ING FMR Diversified Mid Cap Portfolio (Class S). In conjunction with the merger, your Contract Value currently in the ING AIM Mid Cap Growth Portfolio will be reallocated to the ING FMR Diversified Mid Cap Portfolio, and the ING AIM Mid Cap Growth Portfolio will no longer be available under your Contract for new premiums or reallocations from other investment options.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING AIM Mid Cap Growth Portfolio (Class S) will be automatically allocated to the ING FMR Diversified Mid Cap Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-800-366-0066. See also the “Transfers Among Your Investments” section of your prospectus for further information about making fund allocation changes.

ING VP MagnaCap Portfolio

Effective December 5, 2005, the ING VP MagnaCap Portfolio (Class S) will merge with and into the ING VP Value Opportunity Portfolio (Class S). In conjunction with the merger, your Contract Value currently in the ING VP MagnaCap Portfolio will be reallocated to the ING VP Value Opportunity Portfolio. The ING

VP MagnaCap Portfolio and the ING Value Opportunity Portfolio are not available for new premiums or reallocations from other investment options.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP MagnaCap Portfolio (Class S) will be automatically allocated to the ING VP Value Opportunity Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-800-366-0066. See also the “Transfers Among Your Investments” section of your prospectus for further information about making fund allocation changes.

Additional Investment Options

Effective December 5, 2005, the following investment portfolios are added to the list of investment portfolios available under your contract:

ING Davis Venture Value Portfolio

ING MarketPro Portfolio

ING VP Index Plus International Equity Portfolio

ING Wells Fargo Small Cap Disciplined Portfolio

The second paragraph under the section of the prospectus entitled, “The Trusts and Funds” is hereby deleted and replaced with the following:

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

The last paragraph on Page B-1 of Appendix B, “The Investment Portfolios” is hereby deleted and replaced with the following:

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Appendix B, “The Investment Portfolios” is amended to add the following investment options:

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC

Seeks capital appreciation. Income is a secondary consideration. Seeks to obtain its investment objective by investing in a combination of underlying funds according to fixed percentages that reflect an allocation of approximately 70% in equity securities and 30% in fixed income securities.

ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to out perform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Fargo Funds Management, LLC

Seeks long-term capital appreciation. Normally invests at least 80% of its assets in the securities of small-capitalization companies. The Portfolio Manager defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500 Index at the time of purchase.

ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life and Annuity Company Investment Subadviser: Davis Selected Advisers L.P.

Seeks long-term growth of capital. Under normal circumstances, invests majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May invest a limited portion of its assets in companies of any size in foreign securities and may invest in non-equity securities.

The MarketPro Portfolio may invest in one or more of the following underlying portfolios:

ING FMR Diversified MidCap Portfolio

ING JPMorgan Fleming International Portfolio

ING Legg Mason Value Portfolio

ING Marsico Growth Portfolio

ING Mercury Large Cap Value Portfolio

ING Salomon Brothers Aggressive Growth Portfolio

ING T. Rowe Price Capital Appreciation Portfolio

ING Van Kampen Equity and Income Portfolio

ING VP Intermediate Bond Portfolio

The prospectus for the ING MarketPro Portfolio contains additional information about the underlying portfolios included in the ING MarketPro Portfolio.

Fund Expense Table

The Fund Expense Table is amended to reflect an expense reduction for the ING Pioneer Fund Portfolio and the ING Pioneer Mid Cap Value Portfolio as follows:

Fund Name	InvestmentAdvisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Fund Annual Expenses Without Waivers or Reductions	Total Waivers or Reductions	Net Fund Annual Expenses After Waiversor Reductions

ING INVESTORS TRUST
ING Pioneer Fund Portfolio (Class S) (23)	0.75%	0.25%	0.01%	1.01%	0.05%	0.96%
ING Pioneer Mid Cap Value Portfolio (Class S) (23)	0.64%	0.25%	0.01%	0.90%	0.00%	0.90%

(23)

Directed Services, Inc. (“DSI”), the Adviser, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, and ING Pioneer Mid Cap Value Portfolio under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios’ expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading “Waivers, Reimbursements, and Recoupments.” For ING MFS Utilities Portfolio, the expense limitation agreement will continue through at least May 1, 2006. For ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

The Fund Expense Table is also amended to reflect the following portfolio additions and portfolio name changes:

Fund Name	InvestmentAdvisory Fees	Distributionand/or Service (12b-1) Fees	Other Expenses	Total Fund Annual Expenses Without Waivers or Reductions	Total Waivers or Reductions	Net Fund Annual Expenses After Waivers or Reductions

ING INVESTORS TRUST
ING Lord Abbett Affiliated Portfolio (Class S) (3)	0.74%	0.25%	0.01%	1.00%	0.00%	1.00%
ING MarketPro Portfolio (Class S) (26) (27)	0.70%	0.25%	0.10%	1.05%	0.00%	1.05%

ING Templeton Global Growth Portfolio (Class S) (6)	0.97%	0.25%	0.01%	1.23%	0.00%	1.23%
ING VP Index Plus International Equity Portfolio (Class S)	0.45%	0.25%	0.22%	0.92%	0.12%	0.80%
ING Wells Fargo Small Cap Disciplined Portfolio (Class S)	0.77%	0.25%	0.21%	1.23%	0.11%	1.12%
ING PARTNERS, INC.
ING Davis Venture Value Portfolio (Service Class)	0.80%	0.25%	0.10%	1.15%	0.00%	1.15%

The footnote section of the Fund Expense Table is amended to add the following footnotes:

(26)

In addition to the expenses of each Portfolio, each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because the Fund uses a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio’s fiscal year. The fees reflected in the Fund Expense Table, above, are the aggregate annual net expense ratios (as an annual percentage of average daily net assets) for each Portfolio and its Underlying Funds as of December 31, 2004.

(27)

ING Investments, the investment advisor to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio’s expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading, “Total Waivers or Reductions.” The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

PART B

The Statement of Additional Information, dated April 29, 2005, is incorporated into Part B of this Post-Effective Amendment No. 6 by reference to Post-Effective Amendment No. 5, to Registration Statement on Form N-4 (File No. 333-115515), as filed on April 20, 2005.

PART C -- OTHER INFORMATION

ITEM 24:	FINANCIAL STATEMENTS AND EXHIBITS

(a)	(1)	All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein.

(2)

Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Schedule I

Summary of Investments - Other than Investments in Affiliates

As of December 31, 2004

(In millions)

Type of Investments	Cost	Value*	Amount Shown on Balance Sheet
Fixed maturities:
U.S. government and government agencies and authorities	$56.2	$56.4	$56.4
States, municipalities and political subdivisions	1.6	1.7	1.7
U.S. corporate securities	849.5	889.5	889.5
Foreign securities (1)	196.0	201.1	201.1
Residential mortgage-backed securities	373.5	373.9	373.9
Commercial mortgage-backed securities	119.0	126.9	126.9
Other asset-backed securities	107.1	112.1	112.1
Total fixed maturities, including fixed maturities pledged	$1,702.9	$1,761.6	$1,761.6
	========	========	========
Equity securities	6.9	7.6	7.6
Mortgage loans	213.0	231.5	213.0
Policy loans	90.9	90.9	90.9
Other investments	17.7	17.0	17.0
Total investments	$2,031.4	$2,108.6	$2,090.1
	========	========	========

*	See Notes 2 and 3 of Notes to Financial Statements.

(1)           The term “foreign” includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company’s foreign securities are denominated in U.S. dollars.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Schedule IV

Reinsurance Information

As of and for the year ended December 31, 2004, 2003, and 2002

(In millions)

	Gross	Ceded	Assumed	Net	Percentage of Assumed to Net
Year ended December 31, 2004
Life insurance in force	$39,057.9	$13,659.2	$4,706.2	$30,104.9	15.6%

Premiums:
Life insurance	75.3	24.8	5.4	55.9
Accident and health insurance	25.4	16.6	--	8.8
Total premiums	$100.7	$41.4	$5.4	$64.7
	========	=======	========	========

Year ended December 31, 2003
Life insurance in force	$38,643.4	$13,149.6	$3,715.3	$29,209.1	12.7%

Premiums:
Life insurance	70.8	21.2	4.0	53.6
Accident and health insurance	23.0	14.8	--	8.2
Total premiums	$93.8	$36.0	$4.0	$61.8
	========	=======	========	========

Year ended December 31, 2002
Life insurance in force	$36,310.2	$12,669.1	$4,301.9	$27,943.0	15.4%

Premiums:
Life insurance	67.1	21.5	4.0	49.6
Accident and health insurance	20.4	15.0	--	5.4
Total premiums	$87.5	$36.5	$4.0	$55.0
	========	=======	========	========

EXHIBITS

(1)	Resolution of the board of directors of ReliaStar Life Insurance Company of New York authorizing the establishment of the Registrant. (1)

(2)	Form of Custodial Agreement between Registrant and the Bank of New York. (1)

(3)	(a)	Form of Distribution Agreement between the Depositor and Directed Services, Inc. (1)
	(b)	Form of Dealers Agreement. (1)

(4)	(a)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract. (2)
	(b)	Enhanced Death Benefit Rider. (1)
	(c)	Premium Credit Rider. (2)
	(d)	Premium Credit Disclosure. (2)
	(e)	403(b) Rider. (3)
	(f)	Simple Individual Retirement Annuity Rider (Group). (3)
	(g)	Simple Individual Retirement Annuity Rider. (3)
	(h)	Roth Individual Retirement Annuity Rider (Group). (3)
	(i)	Roth Individual Retirement Annuity Rider. (3)
	(j)	Individual Retirement Annuity Rider (Group). (3)
	(k)	Individual Retirement Annuity Rider. (3)
	(l)	Minimum Guaranteed Accumulation Benefit Rider. (5)
	(m)	Minimum Guaranteed Withdrawal Benefit Rider. (5)
	(n)	Minimum Guaranteed Income Benefit Rider. (6)

(5)	(a)	Individual Deferred Combination Variable and Fixed Annuity Application. (4)

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York. (1)
	(b)	By-Laws of ReliaStar Life Insurance Company of New York. (1)
	(c)	Resolution of board of directors for Powers of Attorney. (1)

(7)	Not applicable.

(8)	(a)	Form of Services Agreement between Directed Services, Inc. and ReliaStar Life Insurance Company of New York. (1)
	(b)	Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Golden American Life Insurance Company. (1)
	(c)	Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC. (1)
	(d)	Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Insurance Trust. (1)
	(e)	Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust. (1)
	(f)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ProFund Advisors LLC. (1)

(9)	Opinion and Consent of James A. Shuchart, Esq.

(10)	(a)	Consent of Independent Registered Public Accounting Firm

(b)	Consent of James A. Shuchart, Esquire incorporated in Item 9 of this Part C, together with the opinion of James A. Shuchart.

(11)	Not applicable

(12)	Not applicable

(13)	Powers of Attorney (7)

----------------------------------

(1)

Incorporated herein by reference to the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(2)

Incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-7935).

(3)

Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-7935).

(4)

Incorporated herein by reference to Pre-Effective Amendment No. 1 of a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on May 27, 2004 (File Nos. 333-115515, 811-7935).

(5)

Incorporated herein by reference to Pre-Effective Amendment No. 2 of a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on September 20, 2004 (File Nos. 333-115515, 811-7935).

(6)

Incorporated herein by reference to Post-Effective Amendment No. 5 of a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on April 20, 2005 (File Nos. 333-115515, 7935).

(7)	Incorporated herein by reference in Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 23, 2005.

ITEM 25:	DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Positions and Offices with Depositor
James R. Gelder	20 Washington Avenue South Minneapolis, MN 55401	Executive Vice President, Chairman and Director
David A. Wheat	5780 Powers Ferry Road Atlanta, GA 30327-4390	Executive Vice President, Chief Financial Officer and Director
William D. Bonneville	1000 Woodbury Road, Suite 208 Woodbury, NY 11797	Executive Vice President and Chief Administrative Officer
Donald W. Britton	5780 Powers Ferry Road Atlanta, GA 30327-4390	President, Chief Executive Officer and Director
Catherine H. Smith	151 Farmington Avenue Hartford, CT 06156	Director
Richard Michael Conley	2910 Holly Lane Plymouth, MN 55447	Director
Carol V. Coleman	1000 Woodbury Road Suite 208 Woodbury, NY 11797	Director
James F. Lille	46 Hearthstone Drive Gansevoort, NY 12831	Director
Charles B. Updike	60 East 42nd Street New York, NY 10165	Director
Ross M. Weale	56 Cove Rd. South Salem, NY 10590	Director
Robert P. Browne	5780 Powers Ferry Road Atlanta, GA 30327-4390	Director
Howard L. Rosen	1475 Dunwoody Drive West Chester, PA 19425	Director
Brian D. Comer	151 Farmington Avenue Hartford, CT 06156	Senior Vice President and Director
Curtis W. Olson	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President and Director
Boyd G. Combs	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President
Harry N. Stout	1475 Dunwoody Drive West Chester, PA 19380-1478	Senior Vice President
James R. McInnis	1475 Dunwoody Drive West Chester, PA 19380-1478	Senior Vice President
Paula Cludray-Engelke	20 Washington Avenue South Minneapolis, MN 55401	Secretary

ITEM 26:	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor does not directly or indirectly control any person.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

ReliaStar Life Insurance Company of New York ("ReliaStar of NY") – This corporation is a stock life insurance company organized under the laws of the State of Minnesota. The primary purpose of ReliaStar of NY is to offer variable annuity and variable life insurance contracts. ReliaStar of NY is a wholly owned subsidiary of Security-Connecticut Life Insurance Company and is authorized to do business in the District of Columbia, the Dominican Republic and all states.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

ITEM 27:	NUMBER OF CONTRACT OWNERS

As of October 31, 2005 there are 1,366 qualified contract owners and 1,445 non-qualified contract owners.

ITEM 28:	INDEMNIFICATION

ReliaStar of NY shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ReliaStar of NY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ReliaStar of NY may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar of NY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ReliaStar of NY may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29:	PRINCIPAL UNDERWRITER

(a)           At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company ("ING USA"). DSI is the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ of ING USA (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b)           The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal Business Address	Positions and Offices with Underwriter
James R. McInnis	Director and President

Robert J. Hughes	Director

Matthew J. Rider	Director
Anita Woods 5780 Powers Ferry Road Atlanta, GA 30327-4390	Chief Financial Officer

Beth G. Shanker 1290 Broadway Denver, CO 80203	Chief Compliance Officer

Alyce L. Shaw	Vice President

James A. Shuchart	Secretary and General Counsel

(c)

Name of Principal Underwriter	2004 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
DSI	$374,955,000	$0	$0	$0

ITEM 30:	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA 19380.

ITEM 31:	MANAGEMENT SERVICES

None.

ITEM 32:	UNDERTAKINGS

(a)           Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b)           Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c)           Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1.	The account meets definition of a "separate account" under federal securities laws.

2.

ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on this 5th day of December, 2005.

SEPARATE ACCOUNT NY-B (Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK (Depositor)
By:	___________________ James R. Gelder* Executive Vice President (principle executive officer)

By:	/s/ James A. Shuchart James A. Shuchart Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on December 5, 2005.

Signature	Title
____________________ James R. Gelder*	Executive Vice President, Chairman and Director (principle executive officer)

DIRECTORS OF THE DEPOSITOR

____________________ David A. Wheat*	Chief Financial Officer (principal accounting officer)

____________________ Donald W. Britton*

____________________ Catherine H. Smith*

____________________ Richard Michael Conley*

_____________________ Carol V. Coleman*

_____________________ James F. Lille*

_____________________ Charles B. Updike*

_____________________ Ross M. Weale*

_____________________ Brian D. Comer*

_____________________ Curtis Olson*

_____________________ Robert P. Browne*

_____________________ Howard L. Rosen*

By:	/s/ James A. Shuchart James A. Shuchart Counsel of Deposit

*	Executed by James A. Shuchart on behalf of those indicated pursuant to Power of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
9	Opinion and Consent of Counsel	EX-99.B9
10(a)	Consent of Independent Registered Public Accounting Firm	EX-99.B10A